Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
REVENUE
Sales	$ 441,390	$ 471,876	$ 640,664
Cost of sales	(62,357)	(46,041)	(335,725)
Gross Profit	379,033	425,825	304,939
EXPENSES
Depreciation and Amortization	25,114	30,545	45,098
Management fees	97,000	81,500	35,500
Professional fees	23,449	35,605	27,055
Directors fees		38,250
General and administration fees	79,423	107,081	108,745
Total	224,986	292,981	216,398
Gain/(Loss) from operations	154,047	132,854	88,541
OTHER EXPENSES:
Interest on loans	(23,507)	(27,923)	(44,549)
Foreign exchange loss/gain	(14,133)	(9,928)	6,312
Net income and comprehensive income for the year	$ 116,407	$ 95,003	$ 50,304
Basic earnings (loss) per share	$ 0.01	$ 0.008	$ 0.004
Diluted earnings (loss) per share	$ 0.009	$ 0.007	$ 0.003
Weighted average number of shares outstanding
Basic	12,221,912	11,976,639	11,719,912
Diluted	13,353,750	13,376,639	14,920,826